Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

As at December 31, 2021 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,094	657	130	567
Other	5	5	—	—
	1,099	662	130	567

As at December 31, 2020 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,033	581	59	511
Other	6	5	—	1
	1,039	586	59	512
Financing charges capitalized to intangible assets under development were $3 million in 2021 (2020 - $3 million). The estimated annual amortization expense for intangible assets is as follows: 2022 - $76 million; 2023 - $65 million; 2024 - $55 million; 2025 - $53 million; and 2026 - $50 million.